CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Schedule of cash and cash equivalents and restricted cash
	July 31
	2024	2023
Cash and cash equivalents	$1,243,977	$1,215,921
Restricted cash, tenant security deposits	938,580	898,791
Restricted cash, escrow	71,784	71,763
Restricted cash, other	31,260	31,260
	$2,285,601	$2,217,735

Schedule of supplemental disclosure
	July 31,
	2024	2023
Cash Flow Information
Interest paid, net of capitalized interest of $85,610 (2024), and $47,472 (2023)	$141,975	$234,596
Income tax (refunded)	—	—

Non-cash information
Recognition of operating lease right-of-use assets	—	$1,201,952
Recognition of operating lease liabilities	—	1,201,952